Commitments and Contingencies (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
North West Redwater Partnership
Disclosure Of Commitments [Line Items]
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent	25.00%
Interest payable included in service toll	$ 3,011
Term of commitment to joint venture	40 years
2024
Disclosure Of Commitments [Line Items]
Product transportation and processing	$ 1,572
North West Redwater Partnership service toll	158
Other	145
2024 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	36
2024 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	38
2025
Disclosure Of Commitments [Line Items]
Product transportation and processing	1,595
North West Redwater Partnership service toll	157
Other	111
2025 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
2025 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	25
2026
Disclosure Of Commitments [Line Items]
Product transportation and processing	1,408
North West Redwater Partnership service toll	139
Other	112
2026 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
2026 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	23
2027
Disclosure Of Commitments [Line Items]
Product transportation and processing	1,358
North West Redwater Partnership service toll	126
Other	25
2027 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
2027 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	22
2028
Disclosure Of Commitments [Line Items]
Product transportation and processing	1,242
North West Redwater Partnership service toll	130
Other	26
2028 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
2028 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	22
Thereafter
Disclosure Of Commitments [Line Items]
Product transportation and processing	13,380
North West Redwater Partnership service toll	4,985
Other	$ 355
Commitments for oil and gas transportation, period of agreement	20 years
Thereafter | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	$ 0
Thereafter | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	$ 193